Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 236,921	$ 295,693	$ 316,559
General and administrative expenses	7,090,780	764,530	724,147
Selling expenses	953,121	938,941	688,064
Research and development expenses	2,067,322	1,563,059	1,362,058
Property, Plant and Equipment [Member]
Property, Plant and Equipment, Net [Line Items]
Cost of sales	73,343	71,780	62,917
General and administrative expenses	153,384	215,727	246,005
Selling expenses	3,375	4,105	3,500
Research and development expenses	$ 6,819	$ 4,081	$ 4,137